Subsequent Events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Feb. 20, 2019	Jan. 29, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Preferred share dividends				$ 18	$ 18
Common share dividends				$ 542	$ 518
Dividends per common share declared (in dollars per share)				$ 0.91	$ 0.87
Capitalized costs				$ 11
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred share dividends	$ 5
Common share dividends	$ 137
Dividends per common share declared (in dollars per share)	$ 0.23
Shares issued from treasury		1,905
Forecast [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment loss			$ 11